Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Mid Cap Value Fund), Class A)	0 Months Ended
Feb. 28, 2013
(Delaware Mid Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2009	29.84%
Annual Return 2010	27.63%
Annual Return 2011	(5.77%)
Annual Return 2012	13.14%